Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases
Finance lease obligations

	December 31, 2018
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	36	(2)	34
due between 1 and 5 years	73	(2)	71
Total	109	(4)	105

	December 31, 2017
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	320	(12)	308
due between 1 and 5 years	175	(4)	171
Total	495	(16)	479

Operating lease obligations

	December 31,
	2018	2017
	(€ in thousands)
Less than 1 year	554	486
1 to 5 years	1,666	762
Over five years	364	398
Total	2,584	1,646

Operating lease payments receivable for subleases.

	December 31,
	2018	2017
	(€ in thousands)
Less than 1 year	94	30
1 to 5 years	--	--
Total	94	30